Convertible Notes Payable - Schedule of Interest Expense (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Interest Expense [Abstract]
Contractual coupon interest	$ 175,393
Amortization of debt discount	1,682,944
Total interest expenses	$ 1,858,337